Income Taxes (Expiry Schedule of Net Operating Loss Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Income Tax Disclosure [Abstract]
2020	¥ 13,505
2021	12,775
2022	6,074
2023	7,614
2024	18,484
Thereafter	61,673
Indefinite period	15,689
Total	¥ 135,814